VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

September 29, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Voya Separate Portfolios Trust (the "Registrant")

SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 101 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021.

Please contact Gizachew Wubishet at (480) 477-2339 or the undersigned at (480) 477-2649 if you have any questions or comments.

Very truly yours,

/s/ Paul A. Caldarelli Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza Ropes & Gray LLP